COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Jun. 26, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
Commitment to purchase	$ 343,080	$ 318,000